Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (100,550)	$ (92,014)
Total debt	4,372,450	3,993,236
Less: Current portion	(19,858)	(85,401)
Long-term portion	4,352,592	3,907,835
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Senior Secured Facility	1,296,750	0
1.9 billion Term Loan B Facility
Debt Instrument [Line Items]
Senior Secured Facility	1,876,250	1,895,250
1.35 billion Senior Secured Credit Facility
Debt Instrument [Line Items]
Senior Secured Facility	0	890,000
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	0	500,000
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	0
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 800,000